INCOME TAXES (Details) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	Jan. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Income (loss) before income taxes		$ 2,668,244	$ 1,517,237	$ (5,243,578)	$ 1,920,955
US statutory tax rate		21.00%	34.00%	34.00%	21.00%
Income tax expense (benefit) at statutory rate		$ 560,331	$ 515,861	$ (1,782,817)	$ 403,401
State tax expense (benefit), net of federal		156,527	38,064	8,575	116,242
Foreign tax rates different from US statutory rate		25,947	(6,254)	90,003	33,264
Non-deductible expenses		89,671	(303,917)	2,928,445	72,055
Other		(8,587)	0	0	(8,590)
Total tax provision (benefit)		823,889	$ 243,754	$ 1,244,206	616,372
Decrease in deferred tax asset						$ 656,000
Accrued interest and penalties		0			0
Uncertain tax positions		$ 0			$ 0
Predecessor Company [Member]
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Income (loss) before income taxes	$ (5,521,794)
US statutory tax rate	34.00%
Income tax expense (benefit) at statutory rate	$ (1,877,410)
State tax expense (benefit), net of federal	(278,657)
Foreign tax rates different from US statutory rate	(45,631)
Non-deductible expenses	409
Other	(2,084)
Total tax provision (benefit)	$ (2,203,373)